Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Jan. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Data (Unaudited)

	Fiscal Year Ended January 31, 2013
(Amounts in millions, except per share data)	Q1	Q2	Q3	Q4	Total
Total revenues	$113,018	$114,296	$113,929	$127,919	$469,162
Net sales	112,272	113,534	113,204	127,104	466,114
Cost of sales	85,186	85,657	85,517	96,128	352,488
Income from continuing operations	3,894	4,161	3,825	5,876	17,756
Consolidated net income	3,894	4,161	3,825	5,876	17,756
Consolidated net income attributable to Walmart	3,742	4,016	3,635	5,606	16,999
Basic net income per common share attributable to Walmart	1.10	1.19	1.08	1.68	5.04
Diluted net income per common share attributable to Walmart	1.09	1.18	1.08	1.67	5.02
	Fiscal Year Ended January 31, 2012
	Q1	Q2	Q3	Q4	Total
Total revenues	$104,189	$109,366	$110,226	$123,169	$446,950
Net sales	103,415	108,638	109,516	122,285	443,854
Cost of sales	78,177	81,770	82,591	92,589	335,127
Income from continuing operations	3,578	3,937	3,501	5,438	16,454
Consolidated net income	3,550	3,937	3,493	5,407	16,387
Consolidated net income attributable to Walmart	3,399	3,801	3,336	5,163	15,699
Basic net income per common share attributable to Walmart	0.97	1.09	0.97	1.51	4.54
Diluted net income per common share attributable to Walmart	0.97	1.09	0.96	1.50	4.52